Trade and Other Payables Currency (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables by currency [Line Items]
Trade and other payables	$ 1,459	$ 1,635
HK$
Trade and other payables by currency [Line Items]
Trade and other payables	832	997
MOP
Trade and other payables by currency [Line Items]
Trade and other payables	475	483
US$
Trade and other payables by currency [Line Items]
Trade and other payables	137	145
Other currencies
Trade and other payables by currency [Line Items]
Trade and other payables	$ 15	$ 10